Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
Note 30. Subsequent Events
On January 9, 2020, FEMSA completed the acquisition of the remaining 40% interest in Grupo Socofar (“Socofar”) following the exercise of a put right by FEMSA’s minority partner on December 13, 2019 to sell its remaining interest in Socofar.
On January 16, 2020, the Company issued U.S. $1,500 million 3.500% senior unsecured notes at an anual rate of 130 basis points over the relevant benchmark. In addition, on February 12, 2020, the Company placed a re-tap
to its
US-denominated
SEC-registered
Senior Unsecured Notes due 2050 and issued U.S. $300 million 3.500% at an annual rate of 137.5 basis points over the relevant benchmark, raising the total outstanding balance to U.S. $1,800 million with an implied yield to maturity of 3.577%.

On January 22, 2020, Coca – Cola FEMSA issued US 1,250 million aggregate principal amount of 2.750% senior notes due January 22, 2030. These notes were used to prepaid Senior Note of $ 900 with an interest rate of 3.88% with due date on November 26, 2023. These notes are guaranteed by the Guarantors. The indenture governing these notes imposes, among others, certain conditions upon a consolidation or merger by Coca – Cola FEMSA and restricts the incurrence of liens and the entering into sale and leaseback transactions by Coca – Cola FEMSA and our significant subsidiaries.
On February 7, 2020, Coca – Cola FEMSA issued (i) Ps.3,000 million aggregate amount of
8-year
fixed rate promisory note bearing an annual interest rate of 7.35% and due January 2028, and (ii) Ps.1,727 million aggregate amount of
5.5-year
floating rate promisory note, priced at
28-day
Equilibrium Interbank Interest Rate, or TIIE plus 0.08% and due August 2025.
On March 9, 2020, the Company has entered into definitive agreements with the shareholders of WAXIE Sanitary Supply (“WAXIE”) and North American Corporation (“North American”) to form a new platform within the
Jan-San,
Packaging and Specialized distribution industry in the United States. The platform will bring together two market leaders in this field: WAXIE And North American, with FEMSA acquiring a majority controlling interest of 90% in the combined company for US$900 million.
In March 2020, we entered into certain short-term bank loan in Mexican pesos for an aggregate principal amount of Ps.15,000 million.
On March 12, 2020, the Company’s Board of Directors agreed to propose the payment of a cash ordinary dividend in the amount of Ps. 10,360, which will be split in a number of installments and dates during 2020 and will be determined by the Board of Directors. This ordinary dividend was approved by the Annual Shareholders meeting on March 20, 2020.